FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other disclosure
Impairment losses related to property, plant and mine development and goodwill (net of tax)	$ 436,300,000		$ 644,900,000
Fair value measured on recurring basis | Level 1
Financial assets:
Available-for-sale securities	74,581,000	44,719,000
Total financial assets	74,581,000	44,719,000
Fair value measured on recurring basis | Level 2
Financial assets:
Trade receivables	67,300,000	67,750,000
Fair value of derivative financial instruments	5,590,000	2,112,000
Total financial assets	72,890,000	69,862,000
Financial liabilities:
Fair value of derivative financial instruments	467,000	277,000
Fair value measured on recurring basis | Total
Financial assets:
Trade receivables	67,300,000	67,750,000
Available-for-sale securities	74,581,000	44,719,000
Fair value of derivative financial instruments	5,590,000	2,112,000
Total financial assets	147,471,000	114,581,000
Financial liabilities:
Fair value of derivative financial instruments	$ 467,000	$ 277,000